                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Income Trust II performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

HIGH INCOME TRUST II
SYMBOL: VLT
-----------------------------------------------------------
AVERAGE ANNUAL                         BASED ON    BASED ON
TOTAL RETURNS                            NAV        MARKET

Since Inception (4/28/89)                5.65%       6.03%

10-year                                  5.15        4.93

5-year                                   4.86        3.73

1-year                                  12.10       20.14

6-month                                 -0.42       -2.28
-----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The J.P. Morgan Global High Yield Index is generally representative of high-yield securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen High Income Trust II is managed by the Adviser's High Yield team.(1) Current team members include Sheila Finnerty, Managing Director of the Adviser, Gordon Loery, Executive Director of the Adviser and Josh Givelber, Vice President of the Adviser.

MARKET CONDITIONS

After performing at an extremely brisk clip in 2003 and 2004, the high yield market generated more muted gains for the six-month period ending June 30, 2005. Despite good economic growth, strong underlying company fundamentals, reasonable corporate earnings, low default rates and improving credit qualities, the market encountered considerable volatility. In January, heavy new issuance created a less favorable supply-and-demand relationship, and gave investors pause. Of greater consequence, however, was General Motors' mid-March announcement of production cuts and poor earnings for the next quarter. The realization that such a bellwether company was struggling so significantly exacerbated the woes of the auto industry and cast a grim shadow across the market overall. Moreover, high yield markets were unsettled by the prospect that General Motors could move from the high grade to the high yield universe. Such a move, it was feared, could trigger a sell-off of other high yield bonds, as investors moved to purchase General Motors debt. Against this backdrop, the market declined through mid-April.

The reporting period finished on a brighter note, however. The market became more comfortable with the inclusion of General Motors and Ford Motor in the high yield arena, while new issuance slowed. Investors returned their attention to company fundamentals and favorable economic and corporate data.

Overall, the higher rated segment of the high yield universe outperformed issues rated CCC and lower. From an industry perspective, wireless communications, telecommunications and food/tobacco generally fared the best, while transportation, aerospace and forest products tended to lag most significantly.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust underperformed its benchmark index, JP Morgan Global High Yield Index. On a market price basis, the trust underperformed its benchmark. (See table below.)

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

----------------------------------------------------------
                       BASED ON     JP MORGAN GLOBAL
      BASED ON NAV   MARKET PRICE   HIGH YIELD INDEX

         -0.42%         -2.28%           1.13%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

During the period, the transportation sector declined in response to the travails of the auto industry and the trust benefited from underweighted exposure relative to the index benchmark. Moreover, among the transportation securities the trust did hold, our investment discipline had led us to de-emphasize auto and auto related companies; this positioning proved advantageous as these securities were penalized by the market. Security selection with wireless communications also enhanced performance. The sector performed well overall, and several of the trust's positions were particularly rewarded for their strong fundamentals. Consumer product issues contributed gains, propelled by company-specific results and improvements in fundamentals.

In contrast, positions in forest products, housing and manufacturing securities slowed the trust's pace. Within housing, exposure to highly leveraged building product companies hindered performance as investors worried about a potential decline in home construction. Forest and manufacturing securities detracted from overall returns due to company-specific reasons.

At the close of the reporting period, chemicals, energy, food and gaming/leisure represented the largest overweightings in the trust relative to the JP Morgan Global High Yield Index. Technology, telecommunications, utilities, broadcasting and aerospace were the most significantly underweighted exposures. We note, however, that the overall sector weightings of the trust are the result of our conviction in individual securities, not a reflection of a sector-driven strategy. The overall credit quality of the portfolio was B+ at the close of the period, slightly higher than that of the benchmark.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to enter into interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Trust may be obligated to pay.

Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party
 4
selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Trust may enter into credit default swap contracts or credit-linked notes for hedging purposes or to gain exposure to a credit in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer (reference entity). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the reference entity has a credit event such as a bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the reference entity remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the reference entity. A credit-linked note is a synthetic security, typically issued by a special purpose vehicle, that trades like a bond issued by the reference entity but with the economics of the credit default swap. For this security, the buyer of protection sells the note. The buyer of protection (note seller) will pay periodic payments and profit if the reference entity defaults. Unlike the swap, the buyer of protection in a credit-linked note will receive money at the time of transaction from the sale of the note, and will return this money at the contract's maturity if no credit event occurs. Conversely, the seller of protection purchases the notes. As with a credit default swap, the note purchaser (protection seller) receives periodic payments. Unlike the swap transaction, the protection seller must pay for the note at the time of the transaction and will collect this money at the contract's maturity if no credit event occurs.

The Trust will enter into swap, cap or floor transactions only with counterparties approved by the Adviser in accordance with guidelines established by the Trust's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Trust's swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The Trust may enter into swaps on either an asset-based or liability-based basis, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each swap will be accrued on a daily basis and the Trust segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Trust enters into a swap transaction on other than a net basis, the Trust would segregate the full amount accrued on a daily basis of the Trust's obligations with respect to the swap. To the extent the Trust sells (i.e. writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Trust's net obligations with respect to the caps, floors or collars.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these investment techniques were not used. The use of swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

RATING ALLOCATION AS OF 6/30/05
BBB/Baa                                                           2.7%
BB/Ba                                                            45.5
B/B                                                              46.5
CCC/Caa                                                           5.1
NR                                                                0.2
                                                                -----
                                                                100.0%

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Energy                                                           10.3%
Gaming & Leisure                                                  8.3
Chemicals                                                         7.4
Utility                                                           7.0
Forest Products                                                   6.8
Healthcare                                                        6.1
Diversified Media                                                 5.3
Cable                                                             5.0
Food & Tobacco                                                    4.8
Transportation                                                    4.4
Housing                                                           4.0
Telecommunications                                                3.8
Services                                                          3.3
Consumer Products                                                 2.9
Food & Drug                                                       2.7
Wireless Communications                                           2.7
Manufacturing                                                     2.5
Metals                                                            2.5
Information Technology                                            2.1
Retail                                                            1.8
Financial                                                         0.9
Aerospace                                                         0.8
Apparel, Accessories & Luxury Goods                               0.7
Broadcasting                                                      0.4
                                                                -----
Total Long-Term Investments                                      96.5%
Short-Term Investments                                            3.5
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation percentages are as a percentage of long-term investments. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The

Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CORPORATE BONDS  163.1%
          AEROSPACE  1.4%
$  500    K & F Acquisition, Inc. ........................    7.750%  11/15/14   $    513,750
                                                                                 ------------

          BROADCASTING  0.6%
   220    Salem Communications Corp. .....................    7.750   12/15/10        229,900
                                                                                 ------------

          CABLE  8.6%
   425    Cablevision Systems Corp. (a)...................    7.890   04/01/09        428,187
   635    Echostar DBS Corp. .............................    6.375   10/01/11        632,619
   935    Intelsat Bermuda Ltd., 144A--Private Placement
          (Bermuda) (a) (b)...............................    7.805   01/15/12        956,037
    35    Intelsat Bermuda Ltd., 144A--Private Placement
          (Bermuda) (b)...................................    8.250   01/15/13         36,312
   725    Kabel Deutschland GmbH, 144A--Private Placement
          (Germany) (b)...................................   10.625   07/01/14        790,250
   293    PanAmSat Corp. .................................    9.000   08/15/14        321,201
                                                                                 ------------
                                                                                    3,164,606
                                                                                 ------------
          CHEMICALS  12.6%
   460    Equistar Chemicals LP...........................   10.125   09/01/08        500,250
   250    Equistar Chemicals LP...........................   10.625   05/01/11        277,187
   145    Huntsman Advanced Materials LLC.................   11.000   07/15/10        164,575
   315    Innophos, Inc.,144A--Private Placement (b)......    8.875   08/15/14        322,875
   145    ISP Chemco, Inc. ...............................   10.250   07/01/11        158,775
   675    ISP Holdings, Inc. .............................   10.625   12/15/09        729,000
   105    Koppers, Inc. ..................................    9.875   10/15/13        113,925
   570    Lyondell Chemical Co. ..........................   10.500   06/01/13        654,787
    40    Millennium America, Inc. .......................    7.000   11/15/06         41,100
   385    Millennium America, Inc. .......................    9.250   06/15/08        418,687
   395    Nalco Co. ......................................    7.750   11/15/11        422,650
   365    Rhodia SA (France)..............................    8.875   06/01/11        353,137
   445    Rockwood Specialties Group, Inc. ...............   10.625   05/15/11        492,837
                                                                                 ------------
                                                                                    4,649,785
                                                                                 ------------
          CONSUMER PRODUCTS  4.9%
   200    Amscan Holdings, Inc. ..........................    8.750   05/01/14        184,000
   155    Oxford Industrials, Inc. .......................    8.875   06/01/11        166,625
   650    Phillips Van-Heusen Corp. ......................    7.250   02/15/11        685,750
   470    Rayovac Corp. ..................................    8.500   10/01/13        493,500
   145    Rayovac Corp., 144A--Private Placement (b)......    7.375   02/01/15        141,012
   116    Tempur Pedic, Inc. .............................   10.250   08/15/10        128,180
                                                                                 ------------
                                                                                    1,799,067
                                                                                 ------------
          DIVERSIFIED MEDIA  9.1%
   599    Advanstar Communications, Inc. (a)..............   10.768   08/15/08        643,076
   315    AMC Entertainment, Inc. (a).....................    7.518   08/15/10        327,206
   550    CanWest Media, Inc. (Canada)....................   10.625   05/15/11        602,937
   290    Dex Media West Finance Corp. ...................    9.875   08/15/13        332,050

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          DIVERSIFIED MEDIA (CONTINUED)
$   50    Houghton Mifflin Co. ...........................    8.250%  02/01/11   $     52,125
   435    Houghton Mifflin Co. ...........................    9.875   02/01/13        466,537
   100    Interpublic Group of Cos., Inc. ................    5.400   11/15/09         95,603
   145    Interpublic Group of Cos., Inc. ................    6.250   11/15/14        136,128
   640    Primedia, Inc. .................................    8.875   05/15/11        673,600
                                                                                 ------------
                                                                                    3,329,262
                                                                                 ------------
          ENERGY  17.5%
   340    CHC Helicopter Corp. (Canada)...................    7.375   05/01/14        340,850
   290    CHC Helicopter Corp., 144A--Private
          Placement (Canada) (b)..........................    7.375   05/01/14        290,725
   775    Chesapeake Energy Corp., 144A--Private
          Placement (b)...................................    6.625   01/15/16        804,062
   650    CITGO Petroleum Corp. ..........................    6.000   10/15/11        651,625
   140    Compagnie Generale de Geophysique, SA,
          144A--Private Placement (France) (b)............    7.500   05/15/15        146,650
   640    Frontier Oil Corp. .............................    6.625   10/01/11        662,400
    70    Hanover Compressor Co. .........................    8.625   12/15/10         74,375
   285    Hanover Compressor Co. .........................    9.000   06/01/14        304,950
   275    Hanover Equipment Trust.........................    8.500   09/01/08        287,375
   120    Hanover Equipment Trust.........................    8.750   09/01/11        128,100
   410    Hilcorp Energy Finance Corp., 144A--Private
          Placement (b)...................................   10.500   09/01/10        455,100
   140    Magnum Hunter Resources, Inc. ..................    9.600   03/15/12        156,100
   275    Pacific Energy Partners.........................    7.125   06/15/14        287,719
   615    Plains Exploration & Production Co. ............    7.125   06/15/14        661,125
   210    Port Arthur Finance Corp. ......................   12.500   01/15/09        238,463
   135    Tesoro Petroleum Corp. .........................    9.625   04/01/12        150,019
   760    Vintage Petroleum, Inc. ........................    7.875   05/15/11        805,600
                                                                                 ------------
                                                                                    6,445,238
                                                                                 ------------
          FINANCIAL  1.5%
   510    Refco Finance Holdings LLC......................    9.000   08/01/12        543,150
                                                                                 ------------

          FOOD & DRUG  4.6%
   510    Delhaize America, Inc. .........................    8.125   04/15/11        574,558
   115    Jean Coutu Group (PJC), Inc. (Canada)...........    7.625   08/01/12        119,312
   535    Jean Coutu Group (PJC), Inc. (Canada)...........    8.500   08/01/14        530,987
 1,180    Jitney-Jungle Stores America, Inc. (c) (d)
          (e).............................................   12.000   03/01/06              0
   470    Rite Aid Corp. .................................    8.125   05/01/10        486,450
                                                                                 ------------
                                                                                    1,711,307
                                                                                 ------------
          FOOD & TOBACCO  8.1%
   550    Constellation Brands, Inc. .....................    8.000   02/15/08        588,500
   255    Michael Foods, Inc. ............................    8.000   11/15/13        260,737
   175    Pilgrim's Pride Corp. ..........................    9.250   11/15/13        195,125
   570    Pilgrim's Pride Corp. ..........................    9.625   09/15/11        625,575
   160    Smithfield Foods, Inc. .........................    7.625   02/15/08        167,200

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          FOOD & TOBACCO (CONTINUED)
$  760    Smithfield Foods, Inc. .........................    8.000%  10/15/09   $    824,600
   305    Smithfield Foods, Inc. .........................    7.000   08/01/11        322,537
                                                                                 ------------
                                                                                    2,984,274
                                                                                 ------------
          FOREST PRODUCTS  11.5%
   380    Abitibi-Consolidated, Inc. (Canada).............    6.000   06/20/13        351,500
   245    Abitibi-Consolidated, Inc. (Canada).............    8.550   08/01/10        256,638
   715    Georgia-Pacific Corp. ..........................    8.875   02/01/10        815,100
   575    Graphic Packaging International, Inc. ..........    9.500   08/15/13        582,188
   255    MDP Acquisitions PLC (Ireland)..................    9.625   10/01/12        256,275
 1,020    Owens-Brockway Glass Containers, Inc. ..........    8.875   02/15/09      1,088,850
   365    Pliant Corp. ...................................   13.000   06/01/10        297,475
   790    Tembec Industries, Inc. (Canada)................    7.750   03/15/12        584,600
                                                                                 ------------
                                                                                    4,232,626
                                                                                 ------------
          GAMING & LEISURE  14.2%
   325    Ceasars Entertainment...........................    8.875   09/15/08        363,594
   690    Harrahs Operating Co., Inc. ....................    7.875   12/15/05        702,075
    58    HMH Properties, Inc. ...........................    7.875   08/01/08         59,160
   200    Host Marriott LP................................    7.125   11/01/13        209,500
   415    Host Marriott LP, 144A--Private Placement (b)...    6.375   03/15/15        412,925
   465    Isle of Capri Casinos, Inc. ....................    7.000   03/01/14        469,650
   115    MGM Mirage, Inc. ...............................    5.875   02/27/14        112,269
 1,030    MGM Mirage, Inc. ...............................    6.000   10/01/09      1,040,300
   645    Mohegan Tribal Gaming Authority.................    7.125   08/15/14        678,863
   380    Park Place Entertainment Corp. .................    7.875   12/15/05        386,650
   170    Starwood Hotels & Resorts Worldwide, Inc. ......    7.875   05/01/12        192,525
   495    Station Casinos, Inc. ..........................    6.000   04/01/12        504,900
    75    Station Casinos, Inc., 144A--Private Placement
          (b).............................................    6.875   03/01/16         77,438
                                                                                 ------------
                                                                                    5,209,849
                                                                                 ------------
          HEALTHCARE  10.4%
   290    AmerisourceBergen Corp. ........................    8.125   09/01/08        316,100
   255    Community Health Systems, Inc. .................    6.500   12/15/12        260,738
   260    DaVita, Inc., 144A--Private Placement (b).......    6.625   03/15/13        269,750
   140    Del Laboratories, Inc. .........................    8.000   02/01/12        121,100
   845    Extendicare Health Services, Inc. ..............    6.875   05/01/14        842,888
   125    Fisher Scientific International, Inc. ..........    6.750   08/15/14        131,250
   155    Fisher Scientific International, Inc.
          144A--Private Placement (b).....................    6.125   07/01/15        155,969
    41    Fresenius Medical Care Capital Trust II.........    7.875   02/01/08        429,475
   180    Fresenius Medical Care Capital Trust IV.........    7.875   06/15/11        194,400
   380    HCA, Inc. ......................................    6.375   01/15/15        395,241
    65    National Nephrology Associates, Inc.,
          144A--Private Placement (b).....................    9.000   11/01/11         73,288
   600    Ventas Realty LP, 144A--Private Placement (b)...    6.750   06/01/10        625,530
                                                                                 ------------
                                                                                    3,815,729
                                                                                 ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          HOUSING  6.9%
$  925    Associated Materials, Inc. (g).................. 0/11.250%  03/01/14   $    592,000
   465    Interface, Inc. ................................    9.500   02/01/14        476,625
   190    Ply Gem Industries, Inc. .......................    9.000   02/15/12        161,500
   330    RMCC Acquisition Co., 144A--Private Placement
          (b).............................................    9.500   11/01/12        316,800
   245    Technical Olympic USA, Inc. ....................    7.500   01/15/15        221,725
   280    Technical Olympic USA, Inc. ....................    9.000   07/01/10        289,450
   215    Technical Olympic USA, Inc. ....................    9.000   07/01/10        222,256
   230    Technical Olympic USA, Inc. ....................   10.375   07/01/12        241,500
                                                                                 ------------
                                                                                    2,521,856
                                                                                 ------------
          INFORMATION TECHNOLOGY  3.7%
   570    Iron Mountain, Inc. ............................    8.625   04/01/13        592,800
   335    Iron Mountain, Inc. ............................    7.750   01/15/15        338,350
   430    Sanmina-SCI Corp., 144A--Private Placement
          (b).............................................    6.750   03/01/13        412,800
                                                                                 ------------
                                                                                    1,343,950
                                                                                 ------------
          MANUFACTURING  4.2%
   115    Flowserve Corp. ................................   12.250   08/15/10        124,775
   395    JohnsonDiversey, Inc. ..........................    9.625   05/15/12        402,900
   325    Manitowoc, Inc. ................................   10.500   08/01/12        368,875
   250    Propex Fabrics, Inc. ...........................   10.000   12/01/12        238,750
   480    Trimas Corp. ...................................    9.875   06/15/12        405,600
                                                                                 ------------
                                                                                    1,540,900
                                                                                 ------------
          METALS  4.2%
   159    Doe Run Resources Corp. (Acquired 02/15/01 to
          10/15/04, Cost $139.441) (h) (i)................   8.5000   11/01/08        127,917
   105    Foundation PA Coal Co. .........................    7.250   08/01/14        110,775
   155    General Cable Corp. ............................    9.500   11/15/10        166,625
   515    Novelis, Inc.--144A--Private Placement (Canada)
          (b).............................................    7.250   02/15/15        519,506
   325    UCAR Finance, Inc. .............................   10.250   02/15/12        343,688
   248    United States Steel Corp. ......................    9.750   05/15/10        269,080
                                                                                 ------------
                                                                                    1,537,591
                                                                                 ------------
          RETAIL  3.0%
   355    Brown Shoe Co., Inc. ...........................    8.750   05/01/12        371,863
   370    General Nutrition Center, Inc. .................    8.500   12/01/10        297,850
   435    Petro Stopping Center Financial.................    9.000   02/15/12        439,350
                                                                                 ------------
                                                                                    1,109,063
                                                                                 ------------
          SERVICES  5.7%
   740    Allied Waste North America, Inc. ...............    8.875   04/01/08        780,700
   400    Allied Waste North America, Inc. ...............    8.500   12/01/08        421,500
   380    Buhrmann US, Inc. ..............................    8.250   07/01/14        381,900
   125    Buhrmann US, Inc., 144A--Private Placement
          (b).............................................    7.875   03/01/15        122,500
   295    MSW Energy Holdings II LLC......................    7.375   09/01/10        303,850
    65    MSW Energy Holdings LLC.........................    8.500   09/01/10         69,063
                                                                                 ------------
                                                                                    2,079,513
                                                                                 ------------

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          TELECOMMUNICATIONS  6.5%
$  565    Axtel SA (Mexico)...............................   11.000%  12/15/13   $    618,675
   220    Exodus Communications, Inc. (c) (d) (e).........   11.250   07/01/08              0
   425    Qwest Corp., 144A--Private Placement (b)........    7.875   09/01/11        445,188
 1,280    Qwest Corp., 144A--Private Placement (a) (b)....    6.671   06/15/13      1,316,800
                                                                                 ------------
                                                                                    2,380,663
                                                                                 ------------
          TRANSPORTATION  7.5%
   185    ArvinMeritor, Inc. .............................    6.800   02/15/09        184,075
   145    ArvinMeritor, Inc. .............................    8.750   03/01/12        151,888
   335    AutoNation, Inc. ...............................    9.000   08/01/08        367,663
    95    Commercial Vehicle Group, Inc., 144A--Private
          Placement (b) (f)...............................    8.000   07/01/13         97,019
    60    General Motors Acceptance Corp. ................    6.875   09/15/11         55,453
   485    General Motors Acceptance Corp. ................    6.875   08/28/12        444,584
   155    Lear Corp. .....................................    8.110   05/15/09        160,408
   795    Sonic Automotive, Inc. .........................    8.625   08/15/13        806,925
   450    TRW Automotive, Inc. ...........................    9.375   02/15/13        500,625
                                                                                 ------------
                                                                                    2,768,640
                                                                                 ------------
          UTILITY  11.9%
    54    AES Corp. ......................................    9.375   09/15/10         61,425
    18    AES Corp. ......................................    8.875   02/15/11         20,160
   365    AES Corp. ......................................    7.750   03/01/14        397,850
    50    CMS Energy Corp. ...............................    7.500   01/15/09         52,875
   295    CMS Energy Corp. ...............................    8.500   04/15/11        330,400
   265    CMS Energy Corp. ...............................    6.300   02/01/12        267,650
   405    Dynegy Holdings, Inc. ..........................    6.875   04/01/11        401,963
   295    Dynegy Holdings, Inc., 144A--Private Placement
          (b).............................................    9.875   07/15/10        327,450
   170    IPALCO Enterprises, Inc. .......................    8.625   11/14/11        192,100
   350    Monongahela Power Co. ..........................    5.000   10/01/06        352,938
   220    Nevada Power Co. ...............................    8.250   06/01/11        249,150
   234    Nevada Power Co. ...............................    9.000   08/15/13        264,420
   275    PSEG Energy Holdings, LLC.......................    7.750   04/16/07        285,313
   390    Reliant Energy, Inc. ...........................    6.750   12/15/14        383,175
   145    Southern Natural Gas Co. .......................    8.875   03/15/10        159,780
   580    TNP Enterprises, Inc. ..........................   10.250   04/01/10        612,190
                                                                                 ------------
                                                                                    4,358,839
                                                                                 ------------
          WIRELESS COMMUNICATIONS  4.5%
   750    Nextel Communications, Inc. ....................    6.875   10/31/13        805,313
   210    Rogers Wireless Communications, Inc. (Canada)...    7.500   03/15/15        229,425
   185    Rural Cellular Corp. (a)........................    7.910   03/15/10        191,475
   425    Rural Cellular Corp. ...........................    8.250   03/15/12        446,250
                                                                                 ------------
                                                                                    1,672,463
                                                                                 ------------
TOTAL CORPORATE BONDS.........................................................     59,942,021
                                                                                 ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES  1.3%
DecisionOne Corp. (2,450 common shares) (e) (j)..............................   $          0
DecisionOne Corp. (5,386 common stock warrants) (e) (j)......................              0
Doe Run Resources Corp. (1 common stock warrant) (e) (j).....................              0
HCI Direct, Inc. (30,357 common shares) (e) (j)..............................        455,355
Hosiery Corp. of America, Inc. (500 common shares) (e) (j)...................              0
VS Holdings, Inc. (8,891 common shares) (e) (j)..............................              0
                                                                                ------------

TOTAL EQUITIES...............................................................        455,355
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  164.4%
  (Cost $61,539,853).........................................................     60,397,376

REPURCHASE AGREEMENT  6.0%
State Street Bank & Trust Co. ($2,212,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.25%, dated 06/30/05, to be sold on 07/01/05 at $2,212,200)
  (Cost $2,212,000)..........................................................      2,212,000
                                                                                ------------
TOTAL INVESTMENTS  170.4%
  (Cost $63,751,853).........................................................     62,609,376
                                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES  5.4%..................................      1,970,126

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (75.8%)..................    (27,835,052)
                                                                                ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 36,744,450
                                                                                ============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Variable rate security. Interest rate shown is that in effect at June 30, 2005.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Securities purchased on a when-issued or delayed delivery basis.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Payment-in-kind security.

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

(i) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(j) Non-income producing security.

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $63,751,853)........................  $ 62,609,376
Cash........................................................       511,981
Receivables:
  Interest..................................................     1,193,890
  Investments Sold..........................................     1,058,416
Other.......................................................         2,122
                                                              ------------
    Total Assets............................................    65,375,785
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       416,815
  Income Distributions--Common Shares.......................        44,059
  Investment Advisory Fee...................................        36,973
  Other Affiliates..........................................         6,735
Trustees' Deferred Compensation and Retirement Plans........       221,262
Accrued Expenses............................................        70,439
                                                              ------------
    Total Liabilities.......................................       796,283
Preferred Shares (including accrued distributions)..........    27,835,052
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 36,744,450
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($36,744,450 divided by
  8,109,000 shares outstanding).............................  $       4.53
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,109,000 shares issued and
  outstanding)..............................................  $     81,090
Paid in Surplus.............................................    64,211,619
Accumulated Undistributed Net Investment Income.............       (88,755)
Net Unrealized Depreciation.................................    (1,142,477)
Accumulated Net Realized Loss...............................   (26,317,027)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 36,744,450
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,112 issued with liquidation preference of
  $25,000 per share)........................................  $ 27,800,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $ 64,544,450
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 2,463,267
Dividends...................................................      242,856
Other.......................................................       36,008
                                                              -----------
    Total Income............................................    2,742,131
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      225,855
Preferred Share Maintenance.................................       38,305
Audit.......................................................       22,754
Trustees' Fees and Related Expenses.........................       18,186
Legal.......................................................       17,816
Custody.....................................................        9,784
Other.......................................................       87,307
                                                              -----------
    Total Expenses..........................................      420,007
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,322,124
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   300,089
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    1,159,031
  End of the Period.........................................   (1,142,477)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,301,508)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,001,419)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (376,067)
                                                              ===========
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $   (55,362)
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,322,124          $ 4,262,473
Net Realized Gain.....................................        300,089              755,174
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (2,301,508)             542,340

Distributions to Preferred Shareholders:
  Net Investment Income...............................       (376,067)            (410,282)
                                                          -----------          -----------
Change in Net Assets Applicable to Common Shares from
  Operations..........................................        (55,362)           5,149,705

Distributions to Common Shareholders:
  Net Investment Income...............................     (1,800,192)          (3,600,383)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES..........................     (1,855,554)           1,549,322

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...............................     38,600,004           37,050,682
                                                          -----------          -----------
End of the Period (Including accumulated undistributed
  net investment income of ($88,755) and ($234,620),
  respectively).......................................    $36,744,450          $38,600,004
                                                          ===========          ===========

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                             JUNE 30,     ------------------
                                                               2005        2004       2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $  4.76      $  4.57    $  3.79
                                                             -------      -------    -------
  Net Investment Income....................................      .29          .52        .52
  Net Realized and Unrealized Gain/Loss....................     (.25)         .16        .75
    Common Share Equivalent of Distributions Paid to
      Preferred Shareholders:
      Net Investment Income................................     (.05)        (.05)      (.04)
      Return of Capital Distributions......................      -0-          -0-        -0-*
                                                             -------      -------    -------
Total from Investment Operations...........................     (.01)         .63       1.23
Distributions Paid to Common Shareholders:
      Net Investment Income................................     (.22)        (.44)      (.44)
      Return of Capital Distributions......................      -0-          -0-       (.01)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $  4.53      $  4.76    $  4.57
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $  4.80      $  5.14    $  5.08
Total Return (a)...........................................   -2.28%**     10.83%     37.20%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $  36.7      $  38.6    $  37.1
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)........................................    2.27%        2.12%      2.25%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)..........................   13.03%       11.51%     12.29%
Portfolio Turnover.........................................      38%**        86%        74%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (b)...............................................    1.30%        1.21%      1.24%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................   10.99%       10.40%     11.34%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    1,112        1,112      1,112
Asset Coverage Per Preferred Share (e).....................  $58,075      $59,715    $58,320
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Amount is less than $.01.

** Non-Annualized

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets applicable to common shares by .40%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
      2002     2001 (c)    2000      1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------
     $  4.77   $  5.40    $  6.56   $  7.59   $   8.44   $   8.31   $   8.12   $   7.32
     -------   -------    -------   -------   --------   --------   --------   --------
         .60       .90       1.10      1.14       1.18       1.20       1.23       1.27
        (.89)     (.61)     (1.11)    (1.00)      (.77)       .18        .21        .81
        (.07)     (.18)      (.33)     (.27)      (.30)      (.29)      (.29)      (.32)
         -0-*      -0-*       -0-*      -0-        -0-        -0-        -0-        -0-
     -------   -------    -------   -------   --------   --------   --------   --------
        (.36)      .11       (.34)     (.13)       .11       1.09       1.15       1.76
        (.58)     (.73)      (.76)     (.90)      (.96)      (.96)      (.96)      (.96)
        (.04)     (.01)      (.06)      -0-        -0-        -0-        -0-        -0-
     -------   -------    -------   -------   --------   --------   --------   --------
     $  3.79   $  4.77    $  5.40   $  6.56   $   7.59   $   8.44   $   8.31   $   8.12
     =======   =======    =======   =======   ========   ========   ========   ========

     $  4.07   $  5.75    $  5.69   $  5.75   $  8.625   $ 9.8125   $  9.375   $   8.75
     -19.86%    13.57%     12.13%   -25.28%     -2.73%     15.34%     18.91%     30.33%
     $  30.7   $  38.7    $  43.8   $  53.2   $   61.6   $   68.4   $   67.4   $   65.8
       2.28%     2.14%      2.03%     1.97%      1.92%      1.83%      1.89%      1.96%
      14.50%    16.83%     18.16%    16.32%     14.54%     14.43%     15.19%     16.19%
         81%       63%        40%       56%        65%        98%        94%       124%

       1.18%     1.15%      1.07%     1.10%      1.14%      1.10%      1.12%      1.15%
      12.93%    13.40%     12.66%    12.41%     10.85%     10.93%     11.58%     12.09%

       1,112     1,360      1,520     1,800        900        900        900        900
     $52,652   $53,426    $53,812   $54,557   $118,418   $126,015   $124,849   $123,135
     $25,000   $25,000    $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000    $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of high yield, fixed income securities. The Trust commenced investment operations on April 28, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until after payment is made. At June 30, 2005, the Trust had $248,585 of when-issued and delayed delivery purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Trust had an accumulated capital loss carryforward for tax purposes of $26,614,115 which will expire according to the following table:

AMOUNT                                                                      EXPIRATION
$1,997,967 ............................................................  December 31, 2007
 3,362,300 ............................................................  December 31, 2008
 5,094,823 ............................................................  December 31, 2009
 9,494,354 ............................................................  December 31, 2010
 5,789,566 ............................................................  December 31, 2011
   875,105 ............................................................  December 31, 2012

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $64,090,689
                                                              ===========
Gross tax unrealized appreciation...........................  $ 2,020,782
Gross tax unrealized depreciation...........................   (3,502,095)
                                                              -----------
Net tax unrealized depreciation on investments..............  $(1,481,313)
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $4,011,590

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $332,847

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets of the Trust.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    For the six months ended June 30, 2005, the Trust recognized expenses of approximately $4,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $21,500 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments were $23,781,178 and $24,440,052, respectively.

4. AUCTION PREFERRED SHARES

As of June 30, 2005, the Trust has outstanding 1,112 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The rate in effect on June 30, 2005 was 3.068%. During the six months ended June 30, 2005, the rates ranged from 2.300% to 3.068%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of Preferred Share Maintenance expense.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

5. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

6. SUBSEQUENT EVENT

On July 29, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen High Income Trust (ticker symbol VIT) through a tax free reorganization approved by VIT shareholders on July 22, 2005. The Trust issued 10,784,621 common shares and 1,504 APS valued at $49,072,045 and $37,600,000, respectively, in exchange for VIT's net assets. The shares of VIT were converted into Trust shares at a ratio of 0.786581 to 1 and 1 to 4, for common shares and APS, respectively. Net unrealized depreciation on VIT as of July 29, 2005 was $1,265,478. Combined net assets applicable to common shares on the day of reorganization were $85,969,581 and combined net assets including preferred shares were $151,369,581.

VAN KAMPEN HIGH INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN HIGH INCOME TRUST II

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. All Common Shareholders are deemed to be participants in the Plan unless they specifically elect not to participate. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

VAN KAMPEN HIGH INCOME TRUST II

DIVIDEND REINVESTMENT PLAN continued

RIGHT TO WITHDRAW

    All Common Shareholders of the Trust are deemed to be participants in the Plan unless they specifically elect not to participate. You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                                2800 Post Oak Blvd.
                                 Houston, TX 77056
                              Attn: Closed-End Funds

  VAN KAMPEN HIGH INCOME TRUST II

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  VAN KAMPEN HIGH INCOME TRUST II

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 902, 911, 104
                                                                  VLT SAR 6/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01914P-Y06/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005